Virtus Alternative Solutions Trust

Supplement dated March 23, 2017 to the Prospectuses and Statement of Additional Information (“SAI”)

dated February 28, 2017, as supplemented

Virtus Equity Trust

Supplement dated March 23, 2017 to the Prospectuses and SAI dated July 29, 2016, as supplemented

Virtus Opportunities Trust

Supplement dated March 23, 2017 to the Prospectuses and SAI dated January 30, 2017, as supplemented

Important Notice to Investors

Effective April 10, 2017, Class T Shares of Virtus Multi-Sector Short Term Bond Fund will be renamed Class C1 Shares.

Additionally, effective May 8, 2017, the names of certain of the Virtus Funds will change as indicated in the tables below:

Virtus Alternative Solutions Trust

Old Fund Name	New Fund Name
Virtus Credit Opportunities Fund	Virtus Newfleet Credit Opportunities Fund
Virtus Multi-Strategy Target Return Fund	Virtus Aviva Multi-Strategy Target Return Fund
Virtus Select MLP and Energy Fund	Virtus Duff & Phelps Select MLP and Energy Fund
Virtus Strategic Income Fund	Virtus Newfleet Strategic Income Fund

Virtus Equity Trust

Old Fund Name	New Fund Name
Virtus Enhanced Core Equity Fund	Virtus Rampart Enhanced Core Equity Fund
Virtus Global Quality Dividend Fund	Virtus KAR Global Quality Dividend Fund
Virtus Mid-Cap Core Fund	Virtus KAR Mid-Cap Core Fund
Virtus Mid-Cap Growth Fund	Virtus KAR Mid-Cap Growth Fund
Virtus Quality Small-Cap Fund	Virtus KAR Small-Cap Value Fund
Virtus Small-Cap Core Fund	Virtus KAR Small-Cap Core Fund
Virtus Small-Cap Sustainable Growth Fund	Virtus KAR Small-Cap Growth Fund
Virtus Strategic Growth Fund	Virtus KAR Capital Growth Fund

Virtus Opportunities Trust

Old Fund Name	New Fund Name
Virtus Bond Fund	Virtus Newfleet Bond Fund
Virtus CA Tax-Exempt Bond Fund	Virtus Newfleet CA Tax-Exempt Bond Fund
Virtus Emerging Markets Debt Fund	Virtus Newfleet Emerging Markets Debt Fund
Virtus Emerging Markets Opportunities Fund	Virtus Vontobel Emerging Markets Opportunities Fund
Virtus Emerging Markets Small-Cap Fund	Virtus KAR Emerging Markets Small-Cap Fund
Virtus Foreign Opportunities Fund	Virtus Vontobel Foreign Opportunities Fund
Virtus Global Infrastructure Fund	Virtus Duff & Phelps Global Infrastructure Fund
Virtus Global Opportunities Fund	Virtus Vontobel Global Opportunities Fund
Virtus Global Real Estate Securities Fund	Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Greater European Opportunities Fund	Virtus Vontobel Greater European Opportunities Fund
Virtus High Yield Fund	Virtus Newfleet High Yield Fund

Virtus Opportunities Trust (continued)

Old Fund Name	New Fund Name
Virtus International Equity Fund	Virtus Duff & Phelps International Equity Fund
Virtus International Real Estate Securities Fund	Virtus Duff & Phelps International Real Estate Securities Fund
Virtus International Small-Cap Fund	Virtus KAR International Small-Cap Fund
Virtus International Wealth Masters Fund	Virtus Horizon International Wealth Masters Fund
Virtus Low Duration Income Fund	Virtus Newfleet Low Duration Income Fund
Virtus Low Volatility Equity Fund	Virtus Rampart Low Volatility Equity Fund
Virtus Multi-Sector Intermediate Bond Fund	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Virtus Multi-Sector Short Term Bond Fund	Virtus Newfleet Multi-Sector Short Term Bond Fund
Virtus Real Estate Securities Fund	Virtus Duff & Phelps Real Estate Securities Fund
Virtus Senior Floating Rate Fund	Virtus Newfleet Senior Floating Rate Fund
Virtus Tax-Exempt Bond Fund	Virtus Newfleet Tax-Exempt Bond Fund
Virtus Wealth Masters Fund	Virtus Horizon Wealth Masters Fund

Investors should retain this supplement with the Prospectuses and

SAIs for future reference.

VF/NameChanges (03/17)